Non-Current Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Ownership %	26.40%	26.40%	26.40%
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Ownership %	34.90%	34.90%	34.90%
Dividends received from Rand Refinery	$ 5.4
Amount owing from Rand Refinery	$ 41.9	$ 63.9	$ 64.1